UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/NELSON PELTZ             New York, New York             11/14/06
       ------------------------   ------------------------------  --------
       [Signature]                [City, State]                   [Date]



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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

         28-11992                           Trian Partners General Partner, LLC

         28-                                Trian Fund Management GP, LLC

         28-                                Trian Partners Parallel Fund I
                                               General Partner, LLC

         28-                                Trian Partners Parallel Fund II
                                               General Partner, LLC



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:              3
                                               -------------

Form 13F Information Table Value Total:         $  34,519
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number       Name


     01          28-11640                   Peter W. May




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                                               FORM 13F INFORMATION TABLE

  COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
                                               VALUE     SHARES/ or SH/PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT    PRN CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
--------------   --------------   -----       --------   -------    --------  ----------   --------  ----   -----   -----
Encore Cap Group Inc. COM       292554102      12,683    977,156    SH          Defined       1            977,156

Crystal Riv Cap Inc.  COM       229393301       3,432    150,000    SH          Defined       1            150,000

Deerfield Triarc
   Cap Corp.          COM       244572301      18,404  1,403,847    SH          Defined       1          1,403,847


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